ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) ¥ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2021	Sep. 30, 2020 CNY (¥)	Dec. 31, 2022 item $ / shares	Dec. 31, 2021 item $ / shares	May 31, 2021 $ / shares	Jan. 02, 2020
Organization and presentation activities
Proceeds from issuance of ordinary shares in Hong Kong public offering | ¥		¥ 6,018
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.00001	$ 0.00001	$ 0.0001
Share split conversion ratio	10
Legacy Huazhu | Minimum
Organization and presentation activities
Term of franchise and management agreement			8 years
Legacy Huazhu | Maximum
Organization and presentation activities
Term of franchise and management agreement			10 years
Leased and owned hotels
Organization and presentation activities
Number of hotels			704	738
Manachised hotels
Organization and presentation activities
Number of hotels			7,617	6,824
Manachised hotels | Legacy DH | Minimum
Organization and presentation activities
Term of franchise and management agreement			15 years
Manachised hotels | Legacy DH | Maximum
Organization and presentation activities
Term of franchise and management agreement			20 years
Franchised hotels
Organization and presentation activities
Number of hotels			222	268
Franchised hotels | Legacy DH | Minimum
Organization and presentation activities
Term of franchise and management agreement			10 years
Franchised hotels | Legacy DH | Maximum
Organization and presentation activities
Term of franchise and management agreement			15 years
Deutsche Hospitality
Organization and presentation activities
Percent of ownership acquired (as percent)						100.00%